Derivative Financial Instruments	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Derivative Financial Instruments	DERIVATIVE FINANCIAL INSTRUMENTS
PEMEX faces market risk caused by the volatility of hydrocarbon prices, exchange rates and interest rates, credit risk associated with investments and financial derivatives, as well as liquidity risk. In order to monitor and manage these risks, PEMEX has approved general provisions relating to financial risk management, which are comprised of policies and guidelines that promote an integrated framework for risk management, regulate the use of Derivative Financial Instruments (DFIs), and guide the development of risk mitigation strategies.
This regulatory framework establishes that DFIs should be used only for the purpose of mitigating financial risk. The use of DFIs for any other purpose must be approved in accordance with PEMEX’s current internal regulation. PEMEX has a Financial Risk Working Group (FRWG) which is a specialized working group with decision-making authority on financial risk exposure, financial risk mitigation schemes, and DFIs trading of PEMEX.
Approved DFIs are mainly traded on the Over-the-Counter (OTC) market; however, exchange traded instruments may also be used. In the case of PMI Trading, DFIs are traded on CME-Clearport.
The different types of DFIs that PEMEX trades are described below in the subsections corresponding to each risk type and as related to the applicable trading markets.
One of PEMEX’s policies is to contribute to minimizing the impact that unfavorable changes in financial risk factors have on its financial results by promoting an adequate balance between incoming cash flows from operations and outgoing cash flows related to its liabilities.
As part of the regulatory framework for financial risk management, PEMEX has established the eligible counterparties with which it may trade DFIs and other financial instruments.
In addition, certain PMI Subsidiaries have implemented a regulatory framework for risk management with respect to its activities, which consists of policies, guidelines and procedures to manage the market risk associated with its commodity trading activities in accordance with industry best practices, such as: 1) the use of DFIs for financial risk mitigation purposes; 2) the segregation of duties; 3) valuation and monitoring mechanisms, such as the generation of a daily portfolio risk report, value at risk (“VaR”) computation; and 4) VaR limits at business unit level and the implementation of stop loss mechanisms.
Given that PEMEX’s outstanding DFIs have been entered into for risk mitigation purposes, particularly with economic hedging purposes, there is no need to establish and monitor market risk limits.
For those portfolios with an open market risk exposure, PEMEX’s financial risk management regulatory framework establishes the implementation and monitoring of market risk metrics and limits (such as VaR, among others).
PEMEX has also established credit guidelines for DFIs that PEMEX offers to its domestic customers, which include the use of guarantees and credit lines. For exchange traded DFIs PEMEX trades under the margin requirements of the corresponding exchange market, and therefore, does not have internal policies for these DFIs.
Most DFIs held with financial counterparties do not require collateral exchange clauses. Notwithstanding, PEMEX’s regulatory framework promotes credit risk mitigation strategies such as collateral exchange.
PEMEX does not have an independent third party to verify compliance with these internal standards; however, PEMEX has internal control procedures that certify compliance with existing policies and guidelines.

A.    Risk Management
I.    Market Risk
i.    Interest rate risk
PEMEX is exposed to fluctuations in floating interest rate liabilities. PEMEX is exposed to U.S. dollar Secured Overnight Financing Rate (SOFR), to TIIE Mexican peso and TIIE funding rate. As of December 31, 2025, approximately 20.8% of PEMEX’s total net debt outstanding (including DFIs) consisted of floating rate debt.
Occasionally, for strategic reasons or in order to offset the expected inflows and outflows, PEMEX has entered into interest rate swaps and options. Through the swap agreements, PEMEX acquires the obligation to make payments based on a fixed or floating interest rate in exchange for receiving payments referenced to a floating or fixed interest rate according to what is assessed as convenient. On the other hand, under the option agreements, PEMEX acquires protection against potential increases in the floating interest rates of some of its liabilities.
During 2024, PEMEX entered into nine interest rate swaps for an accumulated notional amount of U.S.$ 900 million, through which the fixed coupons associated with a U.S.$ 1,988 million debt issue maturing in 2028 were converted into floating coupons referenced to SOFR floating interest rates, in order to reduce the financial cost.
During 2025, as a result of Pemex's liability management, an unwind of an interest rate hedging DFI associated with the repurchased bonds was executed, for a notional amount of U.S.$ 100 million.
As of December 31, 2025, Petróleos Mexicanos was a party to eight interest rate swap agreements denominated in U.S. dollars for an aggregate notional amount of U.S.$ 800,000 at a weighted average fixed interest rate of 5.35% and a weighted average term of 2.1 years.
Similarly, in order to eliminate the volatility associated with variable interest rates of long-term financing operations, PMI NASA could also execute interest rate swap agreements denominated in U.S. dollars.
As of December 31, 2025, there was no ongoing interest rate DFI of PMI NASA.
Moreover, PEMEX invests in pesos and U.S. dollars in compliance with applicable internal regulations, through portfolios that have different purposes that seek an adequate return subject to risk parameters that reduce the probability of capital losses. The objective of the investments made through these portfolios is to meet PEMEX’s obligations payable in pesos and U.S. dollars.
The investments made through PEMEX’s portfolios are exposed to domestic and international interest rate risk and credit spread risk derived from government and corporate securities, and inflation risk arising from the relationship between UDIs and pesos. However, these risks are mitigated by established limits on exposure to market risk.
Reference rates transition
As a result of the decision made by the Financial Stability Board (FSB), the Interbank Offered Rates (IBORs) were replaced by alternative reference rates, based on risk-free rates obtained from market operations. Therefore, PEMEX has carried out the necessary actions to amend the contracts that were referenced to IBOR benchmark rates in accordance with the applicable regulations.
In line with market practice, PMI Trading’s credit agreements include the new language to use the Secured Overnight Funding Rate (SOFR) as their reference rate.
Banco de Mexico (the Mexican Central Bank) announced that the 28-day TIIE ceased to be a reference for new contracts as of January 1st, 2025. Similarly, the 91-day and 182-day TIIE ceased to be reference rates for new contracts as of January 1st, 2024.
In response, Petróleos Mexicanos carried out the actions it deemed pertinent and necessary to modify contracts referenced to TIIE rates in line with the modifications announced by Banco de Mexico.
In the event that TIIE ceases to be published, the financial instruments portfolio referenced to these floating rates is composed of debt instruments and DFIs as shown below:

	Reference Rate	Notional Amount As of December 31, 2025 (in thousands of pesos)(1)
Debt	TIIE 28D MXN	94,241,073

DFI	TIIE 28D MXN	28,670,492
(1)Note: Notional amounts with maturity after December 31, 2025.
PEMEX’s portfolio also consists of additional debt instruments and DFIs referenced at fixed and float rates, which are not listed in the table above since these instruments will not be impacted by this change.
ii.    Exchange rate risk
Most of PEMEX’s revenues are denominated in U.S. dollars, a significant amount of which is derived from exports of crude oil and petroleum products, which are priced and payable in U.S. dollars. Additionally, PEMEX’s revenues from domestic sales of gasoline and diesel net of IEPS Tax, tax duties, incentives, and other related taxes, as well as domestic sales of natural gas and its byproducts, LPG and petrochemicals, are referenced to international U.S. dollar-denominated prices.
PEMEX’s expenses related to hydrocarbon duties are calculated based on international U.S. dollar-denominated prices and the cost of hydrocarbon imports that PEMEX acquires for resale in Mexico or use in its facilities are indexed to international U.S. dollar-denominated prices. On the other hand, PEMEX determines the annual amount to be allocated to its capital expenditure and operating expenses as a fixed amount in pesos.
As a result of this cash flow structure, the depreciation of the peso against the U.S. dollar increases PEMEX’s financial balance. The appreciation of the peso relative to the U.S. dollar has the opposite effect. PEMEX manages this risk without hedging instruments because the impact of exchange rate fluctuations between the U.S. dollar and the peso on PEMEX’s revenues is partially offset by its impact on its obligations.
PEMEX prioritizes debt issuances denominated in U.S. dollars; nonetheless, this is not always achievable, hence non-U.S. dollar denominated debt issued in international currencies is hedged through DFIs to mitigate their exchange rate exposure, either by swapping it into U.S. dollars or through other derivative structures. The rest of the debt is denominated in pesos or in UDIs, and for the debt denominated in UDIs, it has been converted into pesos through DFIs in order to eliminate the inflationary risk exposure.
As a consequence of the above, PEMEX's debt issued in international currencies other than U.S. dollars has exchange rate risk mitigation strategies. PEMEX has selected strategies that further seek to reduce its cost of funding by leaving, in some cases, part of this exchange rate exposure unhedged when assessed as appropriate.
The underlying currencies of PEMEX’s DFIs that mitigate the exchange rate risk are the euro and the Japanese yen against the U.S. dollar and UDIs against the peso.
As of December 31, 2025, and 2024, PEMEX did not enter into any DFIs to mitigate the exchange rate risk, since no debt in currencies other than U.S. dollars or pesos was issued.
Nevertheless, during 2025, as a result of Pemex's liability management, eighteen total unwinds and three partial unwinds of exchange rate risk hedging DFIs associated with the repurchased bonds were carried out for a cumulative notional amount of €3,211.8 million.
During 2023, PEMEX carried out the partial restructure of one and the whole restructure of another cross-currency swap, entering into three similar DFIs, with better financial conditions for PEMEX, having the main objective of reducing the financing cost of its debt. These restructured swaps have the purpose of hedging the exchange rate risk of debt issued by €650,000, with maturity in 2025.
Additionally, during 2023, PEMEX restructured ten cross currency capped swaps that had the purpose of hedging the exchange rate risk of debt issued by €1,250,000, with maturity in 2027. The restructure consisted in entering into ten similar DFIs, with better conditions for PEMEX, having the main objective of reducing the financing cost of its debt.
PEMEX recorded a total foreign exchange gain (loss) of Ps. 195,182,398, Ps. (304,452,236) and Ps. 238,079,042, for the years ended December 31, 2025, 2024 and 2023, respectively. These amounts include the unrealized foreign exchange gain (loss) associated with debt of Ps. 178,825,721, Ps. (261,416,691) and Ps. 208,865,338, for the years ended December 31, 2025, 2024 and 2023, respectively. Unrealized foreign exchange gains and losses do not impact PEMEX’s cash flows. The appreciation of the peso during 2025 caused a total net foreign exchange gain because a significant portion of PEMEX’s debt, 90.95% (principal only) as of December 31, 2025, is denominated in a currency other than the Mexican peso. Due to the cash flow structure described above, the depreciation of the peso relative to the U.S. dollar does not affect PEMEX’s ability to meet U.S. dollar-denominated financial obligations and it improves PEMEX’s ability to meet peso-denominated financial obligations. On the other hand, the appreciation of the peso relative to the U.S. dollar may increase PEMEX’s peso-denominated debt service costs on a U.S. dollar basis.
Certain of the PMI Subsidiaries face market risks generated by fluctuations in foreign exchange rates. In order to mitigate these risks, the boards of directors of several of these companies have authorized a policy which stipulates that financial assets must be denominated in its functional currency, unless the company owes a duty or expected payment in a currency other than its functional one.
Finally, a significant amount of PMI Trading’s income and expenses, including the cost of sales and related sales costs, is derived from the trade of refined products, petrochemicals and gas liquids to PEMEX subsidiaries and third parties, whose prices are determined and are payable in U.S. dollars. PMI Trading’s exposure to foreign currency risk results primarily from the need to fund tax payments denominated in domestic currency, as well as from certain related sales costs denominated in domestic currency.
PMI Trading believes it can adequately manage the risk created by the payment of taxes in domestic currency without the need to enter into hedging instruments because the exposure to this risk is marginal relative to the total flows of U.S. dollar. In addition, in the event that a potential foreign exchange risk arises in connection with a commercial transaction, PMI Trading may implement risk mitigation measures by entering into DFIs.
iii.    Hydrocarbon Price Risk
PEMEX periodically assesses its revenues and expenditures structure in order to identify the main market risk factors that PEMEX’s cash flows are exposed to in connection with international hydrocarbon prices. Based on this assessment, PEMEX monitors its exposure to the most significant risk factors and quantifies their impact on PEMEX’s financial balance.
PEMEX’s exports and domestic sales are directly or indirectly related to international hydrocarbon prices. Therefore, PEMEX is exposed to fluctuations in these prices. In terms of crude oil and natural gas, part of this risk is transferred to the Mexican Government under PEMEX’s current fiscal regime.
PEMEX’s exposure to hydrocarbon prices is partly mitigated by natural hedges between its inflows and outflows.
Additionally, PEMEX continuously evaluates the implementation of risk mitigation strategies, including those involving the use of DFIs, taking into consideration their operative and budgetary feasibility.
In 2017, the Board of Directors of Petróleos Mexicanos approved the establishment of an Annual Oil Hedging Program. Since then, PEMEX has implemented hedging strategies to protect its cash flows from falls in the Mexican crude oil basket price from the level that PEMEX asses as adequate, considering the cost-protection ratio.
During the second half of 2022, and the first quarter of 2023, PEMEX entered into a crude oil hedge for the fiscal year 2023 pursuant to which PEMEX hedged 320 thousand barrels per day on average for the period between January 2023 and December 2023, for U.S.$ 199,943.
During the second half of 2023, and the first semester of 2024, PEMEX entered into a crude oil hedge for the fiscal year 2024, pursuant to which PEMEX hedged 168 thousand barrels per day on average, for the period between December 2023 and December 2024, for U.S.$ 118,540.
During the fourth quarter of 2024 and the first quarter of 2025, PEMEX entered into a crude oil hedge for the fiscal year 2025, pursuant to which PEMEX hedged 455 thousand barrels per day on average for the period between January 2025 and December 2025, for U.S.$ 195,404.
As of December 31, 2025, PEMEX does not have any active hydrocarbon price risk hedging DFIs related to the oil hedge.
Additionally, PEMEX cash flows are exposed to crack spread movements as these determine the refining margin.
During 2025, PEMEX implemented its hedging strategy to partially protect its cash flows exposed to diesel crack spread against drops below a level higher than the one established in the Federal Revenue Law for the fiscal year 2025. This is a zero-cost hedging strategy, carried out through swaps which hedged 4,110,000 barrels for the period between July and November 2025.
During the first half of 2025, PEMEX implemented a hedging strategy to partially protect its cash flows exposed to gasoline crack spread against drops below a level higher than the one established in the Federal Revenue Law for the fiscal year 2025. This is a zero-cost hedging strategy, carried out through swaps which hedged 5,310,000 barrels for the period between March and August 2025.
As of December 31, 2025, PEMEX does not have any active hydrocarbon commodity price risk hedging DFIs related to the diesel or gasoline crack spread.
In addition to supplying natural gas, PEMEX can offer DFIs to its domestic customers in order to provide them with support to mitigate the risk associated with the volatility of natural gas prices.
PMI Trading faces market risk generated by the terms of the purchase and sale of refined products and natural gas liquids, as well as the volatility of oil prices. Accordingly, it frequently enters into DFIs in order to mitigate this risk, thereby reducing the volatility of its financial results.
In accordance with the risk management regulatory framework that PMI Trading has implemented, VaR and the change in profit and loss by portfolio are calculated daily and compared to the maximum applicable limits in order to implement risk mitigation mechanisms as necessary.
iv.    Market risk quantification
The quantification of market risk exposure in PEMEX’s financial instruments is presented below, in accordance with the applicable international risk management practices.
Interest rate risk quantification
The quantification of interest rate risk of investment portfolios is carried out by using the one-day horizon historical VaR, with a confidence level of 95%, over a period of one year. The VaR incorporates interest rate and spread risks. In addition, for portfolios in domestic currency, the VaR includes the inflation risk embedded in securities denominated in UDI. For portfolio management purposes, interest rate risk is mitigated by VaR limits.
As of December 31, 2025, the VaRs of PEMEX’s investment portfolios were Ps. 0.00 for the Peso Treasury Portfolio, Ps. 0.00 for FOLAPE, and U.S.$ 0.00 for the U.S. Dollar Treasury Portfolio, since these investment portfolios have no risk position.
Additionally, PEMEX has a portfolio of Mexican Government bonds. It is considered that these securities are not exposed to market risk, unlike the investment portfolios’ securities. Therefore, there is no need to calculate a VaR.
In addition to the exposure to interest rate fluctuations of the DFIs in which PEMEX is obligated to make payments referenced to floating rates, PEMEX’s DFIs are exposed to Mark-to-Market (“MtM”) volatility as a result of changes in the interest rate curves used in their valuation.
Interest rate risk quantification was calculated for DFIs in conjunction with the interest rate risk quantification for the debt portfolio. The following table shows the sensitivity of PEMEX’s DFIs and debt portfolio to a parallel shift of 10 basis points (bp) over the zero coupon rate curves. The 10bp parallel shift may be used to estimate in a simple manner the impact for proportional values to this shift and was selected in accordance with market practices for financial risk management.
For the debt portfolio, interest rate risk sensitivity was calculated taking into account both the DFI interbank market yield curves and the PEMEX curves (which were also used to estimate the debt portfolios’ fair value). These metrics were calculated solely for informational purposes and are not used for portfolio management purposes because PEMEX does not intend to prepay its debt or terminate its DFIs early. Therefore, there is no interest rate risk arising from fixed rate obligations.
INTEREST RATE and CURRENCY DFIs
Interest rate sensitivity to + 10 bp

	Interbank Yield Curves						PEMEX Curves
Currency	Sensitivity debt		Sensitivity DFIs		Sensitivity net		Sensitivity debt
Euro	U.S.$	7,467	U.S.$	(6,688)	U.S.$	779	U.S.$	6,983
Pound Sterling	—		—		—		—
Yen	287		(286)		1		284
Peso	3,378		5,962		9,340		3,214
UDI	5,707		(5,707)		—		3,958
U.S. dollar	607,532		(2,268)		605,264		318,228
			In thousands of U.S. dollars Figures not audited
In addition, PEMEX performed a retrospective sensitivity analysis of the impact on its financial statements for the years ended December 31, 2025, 2024 and 2023, in which PEMEX assumed either an increase or decrease of 25 basis points in the floating interest rates of its debt and corresponding hedges.
At December 31, 2025, 2024 and 2023, had market interest rates been 25 basis points higher, with all other variables remaining constant, the net loss for the year ended December 31, 2025, would have been Ps. 488,515 higher, the net loss for the year ended December 31, 2024, would have been Ps. 708,985 higher and the net gain for the year ended December 31, 2023, would have been Ps. 616,468 lower, primarily as a result of an increase in interest expense. Conversely, had market interest rates been 25 basis points lower, the net loss for the year ended December 31, 2025, would have been Ps. 488,515 lower, the net loss for the year ended December 31, 2024, would have been Ps. 708,985 lower and the net gain for the year ended December 31, 2023, would have been Ps. 616,468 higher, primarily as a result of a decrease in interest expense.
Exchange rate risk quantification
The investments of PEMEX’s portfolios do not face foreign exchange rate risk because the funds of such portfolios are used to meet obligations in pesos and U.S. dollars.
Currency DFIs are entered into in order to hedge exchange rate risk arising from debt flows in currencies other than pesos and U.S. dollars or inflation risk arising from debt flows in UDIs. However, due to the accounting treatment, net income is exposed to MtM volatility, mainly as a result of changes in the exchange rates used in their valuation.
Exchange rate risk quantification was calculated for DFIs in conjunction with the exchange rate risk quantification for the debt portfolio. The following table shows the sensitivity of PEMEX’s DFIs and debt portfolio to an increase of 1% to the exchange rates of currencies against the U.S. dollar. The 1% may be used to estimate in a simple manner the impact for proportional values to this increase and was selected in accordance with market practices for financial risk management.
For the debt portfolio, exchange rate risk sensitivity was calculated taking into account both, interbank market yield curves and the PEMEX curves. In addition, the table shows the one-day horizon historical VaR of the remaining open position, with a confidence level of 95%, over a period of one year. These metrics were calculated solely for informational purposes. Nevertheless, in order to carry out management activities related to its debt portfolio, PEMEX periodically conducts quantitative analyses in order to estimate the exchange rate risk exposure generated by its debt issuances. Based on these analyses, PEMEX has elected to enter into
DFIs as an exchange rate risk mitigation strategy. These DFIs along with the debt are shown in the following table:
INTEREST RATE and CURRENCY DFIs
Exchange rate sensitivity +1% and VaR 95%

	Interbank Yield Curves				Sensitivity Net		VaR 95% Net		PEMEX Curves
Currency	Sensitivity Debt		Sensitivity DFIs						Sensitivity Debt
Euro	U.S.$	(31,161)	U.S.$	26,386	U.S.$	(4,775)	U.S.$	(4,042)	U.S.$	(29,752)
Pound Sterling	—		—		—		—		—
Yen	(5,106)		(1,592)		(6,698)		(6,382)		(5,073)
Peso	(78,145)		(44,393)		(122,538)		(106,369)		(77,004)
UDI	(25,103)		25,103		—		—		(23,118)
In thousands of U.S. dollars Figures not audited
As shown in the table above, exchange rate risk derived from debt denominated in currencies other than U.S. dollars is almost fully hedged by DFIs. The exchange rate risk exposure to the euro and Japanese yen is a result of the delta of the structures described above (Seagull Options and Calls), and considering the current exchange rate levels, represents a lower funding cost than the hedging strategies carried out through swaps.
In addition, PEMEX performed a retrospective sensitivity analysis of the impact on its financial statements of the years ended December 31, 2025, 2024 and 2023, in which PEMEX assumed either an increase or decrease of 10% in the exchange rate between the U.S. dollar and peso in order to determine the impact on net income and equity as a result of applying these new rates to the monthly balances of assets and liabilities denominated in U.S. dollars.
At December 31, 2025, 2024 and 2023, had the peso depreciated against the U.S. dollar by 10% with other variables remaining constant, the net loss for the year ended December 31, 2025, would have been Ps. 94,511,504 higher, the net loss for the year ended December 31, 2024, would have been Ps. 181,253,630 higher and the net gain for the year ended December 31, 2023, would have been Ps.226,165,912 lower, primarily as a result of an increase in the exchange rate. However, had the peso appreciated against the U.S. dollar by 10%, the net loss for the year ended December 31, 2025, would have been Ps. 94,511,504 lower, the net loss for the year ended December 31, 2024, would have been Ps. 181,253,630 lower and the net gain for the year ended December 31, 2023, would have been Ps.226,165,912 higher, primarily as a result of the decrease in exchange rate.
Hydrocarbon price risk quantification
PEMEX occasionally faces market risk due to open positions arising from the mismatch between the DFI portfolio offered to domestic customers and hedges with international counterparties. As of December 31, 2025, PEMEX’s natural gas DFI portfolios had no market risk exposure since all the DFIs in its portfolios expired in 2019.
It should be noted that sensitivity analyses were not carried out for other financial instruments, such as accounts receivable and payable (as defined in the financial reporting standards). Such accounts are cleared in short-term, and therefore market risk is considered to be nonexistent. Most of these accounts are related to hydrocarbon prices.
In accordance with the risk management regulatory framework that PMI Trading has implemented, VaR and the change in profit and loss by portfolio are calculated daily and compared to the maximum applicable limits in order to implement risk mitigation mechanisms as necessary.
PMI Trading’s global VaR associated with commodities market risk was U.S.$ (4,213) as of December 31, 2025. This VaR was calculated using the historical method with a 95% confidence level, two-year history and a one-day horizon, adjusted by liquidity. The minimum VaR recorded during the year was U.S.$ (2,932) (registered on January 1st., 2025) and the maximum VaR recorded during the year was U.S.$ (10,218) (registered on March 31st., 2025). As of December 31st., 2024, the global VaR 95% was U.S.$ (2,932).
The quantification of crude oil price risk is carried out by using the one-day horizon historical VaR, with a confidence level of 95%, over a period of one year. As of December 31, 2025, this was U.S.$ 0, since there were no active hydrocarbon price risk hedging DFIs related to the oil hedge in place.
II.    Credit Risk
When the fair value of a DFI is favorable to PEMEX, PEMEX faces the risk that the counterparty will not be able to meet its obligations. PEMEX monitors its counterparties’ creditworthiness and calculates the credit risk exposure for its DFIs. As a risk mitigation strategy, PEMEX only enters into DFIs with major financial institutions with a minimum credit rating of BBB-. These ratings are issued and revised periodically by risk rating agencies. Furthermore, PEMEX seeks to maintain a diversified portfolio of counterparties.
In order to estimate PEMEX’s credit risk exposure to each financial counterparty, the potential future exposure is calculated by projecting the risk factors used in the valuation of each DFI in order to estimate the MtM value for different periods, taking into account any credit risk mitigation provisions.
Moreover, PEMEX has entered into various long-term cross-currency swaps agreements, using the following as credit risk mitigants: 1) recouponing clauses (pursuant to which when the MtM exceeds the threshold specified in the confirmation, the MtM is adjusted to zero and notional amount is also adjusted), thereby limiting the PEMEX's exposure to its counterparties referenced to a specific threshold amount, as well as the counterparties’ exposure to PEMEX; 2) set-off clauses (under which, in the event of a default by either party, the other party has the option to settle the MtM owed to it through the delivery of bonds issued by the defaulting party).
During 2025, three DFIs structures were entered into with the set-off clause. In addition, recouponing clauses were not triggered in any DFI, and no new DFIs with this feature were entered into.
In addition, during 2024 these recouponing clauses were not triggered in any DFI, and no new DFIs with this feature were entered into. Nonetheless, during 2023, the recouponing clause was triggered in a swap contracted to hedge exposure to foreign exchange risk in euros, which resulted in the prepayment of the fair value and the reset of the swap terms so that its fair value is zero. In addition, as part of the synthetic recouponing carried out that year, two cross currency capped swaps incorporated a recouponing clause as part of their features.
According to IFRS 13 “Fair Value Measurement,” the fair value or MtM value of DFIs must reflect the creditworthiness of the parties. Consequently, the fair value of a DFI takes into account the risk that either party may default on its obligation. Due to the above, PEMEX applies the credit value adjustment (“CVA”) method to calculate the fair value of its DFIs.
For each DFI, the CVA is calculated by determining the difference between the MtM and the estimated MtM adjusted for credit risk. In determining the credit risk, the CVA method takes into account the current market perception about the credit risk of both counterparties, using the following inputs: a) the MtM projection for each payment date based on forward yield curves; b) the implied default probability obtained from both, PEMEX and the counterparty’s credit default swaps, at each payment date; and c) the default recovery rates of each counterparty.
The current and potential exposures, aggregated by credit rating, are as follows:
Maximum Credit Exposure by term in Petróleos Mexicanos

Rating	Current		Less than 1 year		1-3 years		3-5 years		5-7 years		7-10 years		More than 10 years
A+	U.S.$	(93,536)	U.S.$	68,647	U.S.$	87,542	U.S.$	—	U.S.$	—	U.S.$	—	U.S.$	—
A	—		—		—		—		—		—		—
A-	(967,507)		351,810		676,714		728,216		782,010		694,686		—
BBB+	(2,300,662)		338,917		2,780,959		491,732		380,076		438,843		—
BBB	(46,867)		80,756		684,915		204,943		227,186		335,039		—
BBB-	—		—		—		—		—		—		—
							in thousands of U.S. dollars Figures not audited
Maximum Credit Exposure by term in Petróleos Mexicanos including debt

Rating	Current		Less than 1 year		1-3 years		3-5 years		5-7 years		7-10 years		More than 10 years
A+	U.S.$	—	U.S.$	46,385	U.S.$	87,542	U.S.$	—	U.S.$	—	U.S.$	—	U.S.$	—
A	—		—		—		—		—		—		—
A-	—		—		676,714		728,216		782,010		694,686		—
BBB+	48,962		92,883		2,780,959		491,732		380,076		438,843		—
BBB	2,301		1,043		684,915		204,943		227,186		335,039		—
BBB-	—		—		—		—		—		—		—
							in thousands of U.S. dollars Figures not audited
PEMEX also faces credit risk derived from its investments. As of December 31, 2025, the position in domestic currency was in Mexican Government bonds in pesos. Given the current credit rating, the default probability in this currency is zero according to the default’s frequency matrices from rating agencies, therefore no quantification or disclosure of this exposure is made.
Furthermore, by means of its credit guidelines for DFI operations, PEMEX significantly reduces its credit risk exposure related to the DFIs.
In order to qualify for these DFIs, the PEMEX’s customers must be party to a current natural gas supply contract and sign a domestic master derivative agreement.
Additionally, according to the credit guidelines, DFIs with these customers must be initially secured by cash deposits, letters of credit or other collateral provisions, as required. The credit guidelines indicate that PEMEX may offer DFIs with an exemption from collateral requirements up to a certain amount, through a credit line approved by the credit committee, based on an internal financial and credit assessment. Moreover, if the credit line is insufficient to cover each client’s exposure, the client is obligated to deposit collateral.
In accordance with these guidelines, in the event that a client does not meet its payment obligations, DFIs related to this client would be terminated, rights to any available collateral would be exercised and, if the collateral were insufficient to cover the fair value, or in the absence of collateral, natural gas supply would be suspended until the payment is made.
As of December 31, 2025, PEMEX had no DFIs of this type.
PMI Trading’s credit risk associated with DFI transactions is mitigated through the use of futures and standardized instruments that are cleared through CME-Clearport.
III.    Liquidity Risk
PEMEX’s main internal source of liquidity comes from its operations. Additionally, through its debt planning and the purchase and sale of U.S. dollars, PEMEX currently preserves a cash balance at a level of liquidity in domestic currency and U.S. dollars that is considered adequate to cover its investment and operating expenses, as well as other payment obligations, such as those related to DFIs.
In addition, as of December 31, 2025, Petróleos Mexicanos has acquired a committed U.S. dollar revolving credit line in order to mitigate liquidity risk. The credit line provides access to U.S.$ 3,508,000 with an expiration date in November 2026. As of December 31, 2025, this credit line is fully available (see Note 15).
During 2025, PEMEX entered into FX Forwards MXN/U.S.$ in order to preserve an adequate level of liquidity in U.S. dollars. As of December 31, 2025, none of these DFIs were outstanding.
In order to mitigate liquidity risk, during 2025, PEMEX conducted two voluntary synthetic recouponings, which involved the restructuring of five UDI/MXN DFIs. Additionally, in the fourth quarter of 2025, PEMEX entered into four DFI structures, three of which consist of two USD/MXN cross currency swaps and five MXN/USD prepaid forwards each, while the other structure comprises a USD/MXN cross currency swap and two MXN/USD exchange rate options. Furthermore, the restructuring of two MXN/USD prepaid swaps was carried out.
For the same purpose, during 2024 PEMEX entered into one MXN/USD prepaid swap and carried out two voluntary synthetic recouponings which involved the restructuring of five UDI/MXN DFIs. Additionally, during 2023 PEMEX entered into two MXN/USD prepaid swaps, one of which matured during the second quarter of 2025 and also carried out a voluntary synthetic recouponing which involved the restructuring of five UDI/MXN DFIs and six EUR/USD cross currency capped swaps.
Finally, the investment strategies of PEMEX’s portfolios are structured by selecting time horizons that consider each currency’s cash flow requirements in order to preserve liquidity.
PMI Subsidiaries mitigate their liquidity risk through several mechanisms, the most important of which is its centralized treasury, which provides access to two syndicated credit facilities for up to U.S.$ 500,000 and U.S.$ 1,500,000, respectively, and cash surplus capacity in the custody of the centralized structure. In addition, certain PMI Subsidiaries have access to bilateral credit lines from financial institutions for up to U.S.$ 200,000.
These companies monitor their cash flow on a daily basis and protect their creditworthiness in the financial markets. Liquidity risk is mitigated by monitoring certain financial ratios as set forth in the policies approved by each company’s board of directors.
The following tables show the cash flow maturities as well as the fair value of PEMEX’s debt and DFI portfolios as of December 31, 2025, and 2024. It should be noted that:
•For debt obligations, these tables present principal cash flow and the weighted average interest rates for fixed rate debt.
•For interest rate swaps, interest rate options, cross-currency swaps and currency options, these tables present notional amounts and weighted average interest rates by expected (contractual) maturity dates.
•Weighted average variable rates are based on implied forward rates obtained from the interbank market yield curve at the reporting date.
•For crude oil and crack spread, volumes are presented in millions of barrels, and fixed average and strike prices are presented in U.S. dollars per barrel.
•DFIs’ fair value includes CVA and is calculated based on market quotes obtained from market sources such as Bloomberg, Proveedor Integral de Precios, S.A. de C.V. (“PIP”), among others.
•For PMI Trading, the prices used in commercial transactions and DFIs are published by reputable sources that are widely used in international markets, such as CME-NYMEX, Platts and Argus, among others.
•Fair value is calculated internally, either by discounting cash flows with the corresponding zero-coupon yield curve in the original currency, or through other standard methodologies commonly used in financial markets for specific instruments.
•For all instruments, the tables are based on the contract terms in order to determine the future cash flows that are categorized by expected maturity dates.
Quantitative Disclosure of Debt Cash Flow Maturities as of December 31, 2025(1)(2)

	Year of expected maturity date
	2026		2027		2028		2029		2030		2031 Thereafter		Total Carrying Value		Fair Value
Liabilities
Outstanding debt
Fixed rate (U.S. dollars)	Ps.	12,519,293	Ps.	64,366,606	Ps.	126,151,662	Ps.	70,651,043	Ps.	137,936,993	Ps.	691,398,201	Ps.	1,103,023,798	Ps.	1,057,574,064
Average interest rate (%)													6.61%
Fixed rate (Japanese yen)	9,165,982		—		—		—		—		—		9,165,982		9,114,175
Average interest rate (%)													0.54%
Fixed rate (pound sterling)	—		—		—		—		—		—		—		—
Average interest rate (%)													—%
Fixed rate (pesos)	31,361,411		—		—		—		—		—		31,361,411		31,278,825
Average interest rate (%)													7.47%
Fixed rate (UDIs)	27,031,196		—		6,251,057		—		—		9,855,969		43,138,222		41,535,025
Average interest rate (%)													4.10%
Fixed rate (euros)	—		14,749,936		8,814,744		26,297,526		2,060,386		—		51,922,592		53,455,349
Average interest rate (%)													4.20%
Total fixed rate debt	Ps.	80,077,882	Ps.	79,116,542	Ps.	141,217,463	Ps.	96,948,569	Ps.	139,997,379	Ps.	701,254,170	Ps.	1,238,612,005	Ps.	1,192,957,438
Variable rate (U.S. dollars)	Ps.	150,419,184	Ps.	2,304,392	Ps.	2,167,894	Ps.	1,569,906	Ps.	1,675,324	Ps.	268,988	Ps.	158,405,688	Ps.	132,067,127
Variable rate (euros)	—		—		—		—		—		—		—		—
Variable rate (pesos)	84,919,432		3,134,687		15,531,403		883,402		—		—		104,468,924		107,071,096
Total variable rate debt	Ps.	235,338,616	Ps.	5,439,079	Ps.	17,699,297	Ps.	2,453,308	Ps.	1,675,324	Ps.	268,988	Ps.	262,874,612	Ps.	239,138,223
Total debt	Ps.	315,416,498	Ps.	84,555,621	Ps.	158,916,760	Ps.	99,401,877	Ps.	141,672,703	Ps.	701,523,158	Ps.	1,501,486,617	Ps.	1,432,095,661
Note: Numbers may not total due to rounding.
(1)The information in this table has been calculated using exchange rates at December 31, 2025, of Ps. 17.9667 = U.S.$ 1.00; Ps. 0.1146 = 1.00 Japanese yen; Ps. 24.1607 = 1.00 pound sterling; Ps. 8.665387 = 1.00 UDI; Ps. 21.0974 = 1.00 euro; and Ps. 22.6728 = 1.00 Swiss franc.
(2)Does not include accrued interest.
Quantitative Disclosure of Debt Cash Flow Maturities as of December 31, 2024(1)(2)

	Year of expected maturity date
	2025		2026		2027		2028		2029		2030 Thereafter		Total Carrying Value		Fair Value
Liabilities
Outstanding debt
Fixed rate (U.S. dollars)	Ps.	35,260,336	Ps.	86,518,874	Ps.	121,204,555	Ps.	63,114,264	Ps.	47,437,960	Ps.	876,979,622	Ps.	1,230,515,611	Ps.	1,101,026,216
Average interest rate (%)													6.90%
Fixed rate (Japanese yen)	—		10,306,353		—		—		—		—		10,306,353		9,770,917
Average interest rate (%)													0.54%
Fixed rate (pounds sterling)	11,412,443		—		—		—		—		—		11,412,443		11,040,295
Average interest rate (%)													3.75%
Fixed rate (pesos)	—		31,318,419		—		—		—		—		31,318,419		28,727,389
Average interest rate (%)													7.47%
Fixed rate (UDIs)	—		26,089,817		—		6,016,293		—		9,486,252		41,592,362		35,817,620
Average interest rate (%)													4.10%
Fixed rate (euros)	34,619,628		20,976,799		26,180,338		26,136,531		26,137,924		2,040,586		136,091,806		134,270,515
Average interest rate (%)													4.24%
Total fixed rate debt	Ps.	81,292,407	Ps.	175,210,262	Ps.	147,384,893	Ps.	95,267,088	Ps.	73,575,884	Ps.	888,506,460	Ps.	1,461,236,994	Ps.	1,320,652,952
Variable rate (U.S. dollars)	200,188,707		70,666,768		2,599,593		2,445,609		1,771,017		2,193,567		279,865,261		222,992,037
Variable rate (euros)	—		—		—		—		—		—		—		—
Variable rate (pesos)	105,010,909		74,273,092		3,149,795		15,531,404		978,306		—		198,943,506		201,836,083
Total variable rate debt	Ps.	305,199,616	Ps.	144,939,860	Ps.	5,749,388	Ps.	17,977,013	Ps.	2,749,323	Ps.	2,193,567	Ps.	478,808,767	Ps.	424,828,120
Total debt	Ps.	386,492,023	Ps.	320,150,122	Ps.	153,134,281	Ps.	113,244,101	Ps.	76,325,207	Ps.	890,700,027	Ps.	1,940,045,761	Ps.	1,745,481,072
Note: Numbers may not total due to rounding.
(1)The information in this table has been calculated using exchange rates at December 31, 2024, of Ps. 20.2683 = U.S.$ 1.00; Ps. 0.1289 = 1.00 Japanese yen; Ps. 25.3860 = 1.00 pound sterling; Ps. 8.340909 = 1.00 UDI; Ps. 20.9868 = 1.00 euro; and Ps. 22.3721 = 1.00 Swiss franc.
(2)Does not include accrued interest.
Quantitative Disclosure of Cash Flow Maturities from Derivative Financial Instruments Held or Issued for Purposes Other than Trading as of December 31, 2025(1) (2)

Year of expected maturity date
2026	2027	2028	2029	2030	2031 Thereafter	Total Carrying Value	Fair Value (3)
Hedging Instruments
Interest Rate DFI (2)(4)
Interest Rate Swaps (U.S. dollars)
Variable to fixed	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—
Average pay rate	—%	—%	—%	—%	—%	—%	n.a.	n.a.
Average receive rate	—%	—%	—%	—%	—%	—%	n.a.	n.a.
Fixed to variable	—	—	14,373,360	—	—	—	14,373,360	195,655
Average pay rate	5.13%	4.50%	4.60%	0.00%	—%	—%	n.a.	n.a.
Average receive rate	5.35%	5.35%	5.35%	0.00%	—%	—%	n.a.	n.a.
Interest Rate Options
Buy Cap, Sell Floor on floating in U.S. dollar SOFR 1M	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—
Currency DFI
Cross-currency swaps
Receive euros/Pay U.S. dollars	Ps.	—	Ps.	13,551,813	Ps.	8,040,679	Ps.	26,436,838	Ps.	1,988,734	Ps.	—	Ps.	50,018,064	Ps.	5,585
Receive Japanese yen/Pay U.S. dollars	—	—	—	—	—	—	—	—
Receive pounds sterling/Pay U.S. dollars	—	—	—	—	—	—	—	—
Receive UDI/Pay pesos	17,076,001	—	4,749,625	—	—	6,844,866	28,670,492	9,058,137
Receive Swiss francs/Pay U.S. dollars	—	—	—	—	—	—	—	—
Receive pesos/Pay U.S. dollars	—	—	—	—	—	36,091,100	36,091,100	(839,306)
Currency Options
Buy Put, Sell Put and Sell Call on Japanese yen	9,171,948	—	—	—	—	—	9,171,948	(2,841,492)
Buy Call, Sell Call and Sell Put on euros	—	—	8,844,069	—	—	—	8,844,069	(311,664)
Sell Call on pounds sterling	—	—	—	—	—	—	—	—
Sell Call on Swiss francs	—	14,772,559	—	26,379,607	2,110,369	—	43,262,535	(223,737)
Sell Call on Euros	—	—	—	—	—	17,966,700	17,966,700	(444,490)
FX Forward
Receive pesos/Pay U.S. dollars	—	—	9,544,149	3,844,287	3,486,667	—	16,875,103	(13,717,311)
Prepaid swaps
Receive U.S. dollars and pesos / Pay U.S. dollars and pesos	Ps.—	Ps.21,674,655	Ps.21,674,655	Ps.—	Ps.—	Ps.—	Ps.43,349,310	Ps.(54,453,243)
N.A. = not applicable.
Numbers may not total due to rounding.
(1)The information in this table has been calculated using exchange rates at December 31, 2025, of Ps. 17.9667 = U.S.$ 1.00 and Ps. 21.0974 = 1.00 euro.
(2)PEMEX’s management uses these DFIs to hedge market risk; however, these DFIs do not qualify for accounting purposes as hedges and are recorded in the financial statements as entered into for trading purposes.
(3)Positive numbers represent a favorable fair value to PEMEX.
(4)PMI’s risk management policies and procedures establish that DFIs should be used only for hedging purposes; however, DFIs are not recorded as hedges for accounting purposes.
Quantitative Disclosure of Cash Flow Maturities from Derivative Financial Instruments Held or Issued for Purposes Other than Trading as of December 31, 2024(1)(2)

	Year of expected maturity date
	2025		2026		2027		2028		2029		2030 Thereafter		Total Carrying Value		Fair Value (3)
Hedging Instruments
Interest Rate DFI (2)(4)
Interest Rate Swaps (U.S. dollars)
Variable to fixed	Ps.	2,482,867	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	2,482,867	Ps.	46,223
Average pay rate	2.31%		—%		—%		—%		—%		—%		n.a.		n.a.
Average receive rate	5.23%		—%		—%		—%		—%		—%		n.a.		n.a.
Fixed to variable	—		—		—		18,241,470		—		—		18,241,470		(77,608)
Average pay rate	—%		—%		—%		5.36%		—%		—%		n.a.		n.a.
Average receive rate	—%		—%		—%		5.35%		—%		—%		n.a.		n.a.
Interest Rate Options
Buy Cap, Sell Floor on floating in U.S. dollar SOFR 1M	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—
Currency DFI
Cross-currency swaps
Receive euros/Pay U.S. dollars	Ps.	39,365,746	Ps.	22,194,423	Ps.	27,221,847	Ps.	27,055,647	Ps.	29,823,494	Ps.	2,243,498	Ps.	147,904,655	Ps.	(9,396,306)
Receive Japanese yen/Pay U.S. dollars	—		—		—		—		—		—		—		—
Receive pounds sterling/Pay U.S. dollars	11,991,942		—		—		—		—		—		11,991,942		(708,227)
Receive UDI/Pay pesos	3,063,181		17,076,001		—		4,749,625		—		6,844,866		31,733,673		5,491,946
Receive Swiss francs/Pay U.S. dollars	—		—		—		—		—		—		—		—
Currency Options
Buy Put, Sell Put and Sell Call on Japanese yen	Ps.	—	Ps.	10,314,656	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	10,314,656	Ps.	(2,612,530)
Buy Call, Sell Call and Sell Put on euros	15,214,703		—		—		26,232,247		—		—		41,446,950		(4,953,719)
Sell Call on pounds sterling	11,415,512		—		—		—		—		—		11,415,512		—
Sell Call on Swiss francs	—		—		—		—		—		—		—		—
Sell Call on Euros	13,640,769		15,739,348		26,232,247		—		26,232,247		2,098,580		83,943,191		(142,993)
FX Forwards
Receive U.S. dollars and pesos / Pay U.S. dollars and pesos	Ps.	61,490,994	Ps.	48,902,516	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	110,393,510	Ps.	(87,155,413)
N.A. = not applicable.
Numbers may not total due to rounding.
(1)The information in this table has been calculated using exchange rates at December 31, 2024, of Ps. 20.2683 = U.S.$ 1.00 and Ps. 20.9868 = 1.00 euro.
(2)PEMEX’s management uses these DFIs to hedge market risk; however, these DFIs do not qualify for accounting purposes as hedges and are recorded in the financial statements as entered into for trading purposes.
(3)Positive numbers represent a favorable fair value to PEMEX.
(4)PMI’s risk management policies and procedures establish that DFIs should be used only for hedging purposes; however, DFIs are not recorded as hedges for accounting purposes.
The following tables show the estimated amount of principal and interest cash flow maturities of PEMEX’s financial liabilities as of December 31, 2025 and 2024 (DFIs are not included):
Financial Liabilities Interest and Principal Cash Flow Maturities as of December 31, 2025(1)

			Year of expected maturity date
	Total Carrying Value		2026		2027		2028		2029		2030		2031 Thereafter		Total
Financial Liabilities
Suppliers	Ps.	436,704,206	Ps.	436,704,206	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	436,704,206
Accounts and accrued expenses Payable	67,884,889		67,884,889		—		—		—		—		—		67,884,889
Leases	41,184,280		10,499,653		7,298,141		6,180,826		4,896,937		4,911,355		23,258,467		57,045,379
Long-term contractual liabilities	193,033,065		13,375,413		34,456,245		40,808,156		41,215,651		41,208,907		113,361,982		284,426,354
Debt	1,531,298,090		376,406,859		160,117,968		229,655,397		161,646,801		196,629,746		1,343,049,204		2,467,505,975
Total	Ps.	2,270,104,530	Ps.	904,871,020	Ps.	201,872,354	Ps.	276,644,379	Ps.	207,759,389	Ps.	242,750,008	Ps.	1,479,669,653	Ps.	3,313,566,803
Note: Numbers may not total due to rounding.
(1)The information in this table has been calculated using exchange rates at December 31, 2025, of Ps. 17.9667 = U.S.$ 1.00; Ps. 0.1146 = 1.00 Japanese yen; Ps. 24.1607 = 1.00 pound sterling; Ps. 8.665387 = 1.00 UDI; Ps. 21.0974 = 1.00 euro; and Ps. 22.6728 = 1.00 Swiss franc.
Financial Liabilities Interest and Principal Cash Flow Maturities as of December 31, 2024(1)

			Year of expected maturity date
	Total Carrying Value		2025		2026		2027		2028		2029		2030 Thereafter		Total
Financial Liabilities
Suppliers	Ps.	505,989,382	Ps.	505,989,382	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	505,989,382
Accounts and accrued expenses Payable	72,773,222		72,773,222		—		—		—		—		—		72,773,222
Leases	46,825,266		11,092,958		7,288,901		7,182,819		6,327,785		5,000,783		29,697,210		66,590,456
Debt	1,978,772,255		514,395,729		426,064,511		231,981,151		185,726,755		142,388,201		1,675,074,455		3,175,630,802
Total	Ps.	2,604,360,125	Ps.	1,104,251,291	Ps.	433,353,412	Ps.	239,163,970	Ps.	192,054,540	Ps.	147,388,984	Ps.	1,704,771,665	Ps.	3,820,983,862
Note: Numbers may not total due to rounding.
(1)The information in this table has been calculated using exchange rates on December 31, 2024, of Ps. 20.2683 = U.S.$ 1.00; Ps. 0.1289 = 1.00 Japanese yen; Ps. 25.3860 = 1.00 Pound sterling; Ps. 8.340909 = 1.00 UDI; Ps. 20.9868 = 1.00 euro; and Ps. 22.3721 = 1.00 Swiss franc.
B.    Fair value of derivative financial instruments
PEMEX periodically evaluates its exposure to international hydrocarbon prices, interest rates and foreign currencies and uses derivative instruments as a mitigation mechanism when potential sources of market risk are identified.
PEMEX monitors the fair value of its DFI portfolio on a periodic basis. The fair value represents the price at which one party would assume the rights and obligations of the other and is calculated for DFIs through models commonly used in the international financial markets, based on inputs obtained from major market information systems and price providers. Therefore, PEMEX does not have an independent third party to value its DFIs.
PEMEX calculates the fair value of its DFIs through the tools developed by its market information providers, and through valuation models implemented in software packages used to integrate all of PEMEX´s business areas and accounting, such as SAP (System Applications Products).
PEMEX’s DFI portfolio is composed primarily of swaps, for which fair value is estimated by projecting future cash flows and discounting them with the corresponding market discount factor; for the projection of variable flows, the prices of future contracts of each of the references corresponding to these trades are used.
For currency and interest rate options this is done through the Black and Scholes model, which uses as inputs the prices of the underlying futures, the reference prices agreed in the contracted instruments, the market risk-free rates and the implied volatilities of the instruments traded in the markets. In the case of crude oil options, the Levy Model for Asian options is used, which is based on the Black and Scholes Model, with the difference that this model weights the prices of the futures involved during the hedging period and contemplates a volatility adjustment, based on the terms of the corresponding futures.
According to IFRS 13 “Fair Value Measurement”, the MtM value of DFIs must reflect the creditworthiness of the parties. Consequently, the fair value of a DFI takes into account the risk that either party may default on its obligation, considering the counterparties’ probability of default. Due to the above, PEMEX applies the credit value adjustment (“CVA”) method to calculate the fair value of its DFIs.
For each DFI, the CVA is calculated by determining the difference between the MtM and the estimated MtM adjusted for credit risk. In determining the credit risk, the CVA method takes into account the current market perception about the credit risk of both counterparties, using the following inputs: a) the MtM projection for each payment date based on forward yield curves; b) the implied default probability obtained from both, PEMEX and the counterparty’s credit default swaps, at each payment date; and c) the default recovery rates of each counterparty.
Given that PEMEX’s hedges are cash flow hedges, their effectiveness is preserved regardless of variations in the underlying assets or reference variables since, over time, asset flows are offset by liabilities flows. Therefore, and in addition to the fact that these hedges are established for accounting purposes as trading instruments, it is not considered necessary to measure the hedge’s effectiveness or to monitor them.
PEMEX’s assumptions and inputs considered in the calculation of the fair value of its DFIs fall under Level 2 of the fair value hierarchy for market participant assumptions.
Embedded derivatives
In accordance with established accounting policies, PEMEX has analyzed the different contracts (financial and non-financial) that PEMEX has entered into and has determined that according to the terms thereof none of these agreements meet the criteria to be classified as embedded derivatives. Accordingly, as of December 31, 2025 and 2024, PEMEX did not recognize any embedded derivatives (foreign currency or index) in the financial and non-financial contracts.
As of December 31, 2023, PEMEX had recognized a favorable implicit forward for Ps. 194,194, contained in an FX Single Cross Currency Swap contract, which expired in February 2024.
Accounting treatment
PEMEX enters into derivatives transactions with the sole purpose of hedging financial risks related to its operations, firm commitments, planned transactions and assets and liabilities recorded on its statement of financial position. Nonetheless, some of these transactions do not qualify for hedge accounting treatment because they do not meet the requirements of the accounting standards for designation as hedges. They are therefore recorded in the financial statements as instruments entered into for trading purposes, despite the fact that their cash flows are offset by the cash flows of the positions (assets or liabilities) to which they relate. As a result, the changes in their fair value are recognized in the “Derivative financial instruments income (cost), net” line item in the consolidated statement of comprehensive income.
As of December 31, 2025, and 2024, the net fair value of PEMEX’s DFIs, including both DFIs that have not reached maturity and those that have reached maturity but have not been settled, recognized in the consolidated statement of financial position, was Ps. (63,571,865) and Ps. (99,768,509), respectively. As of December 31, 2025, and 2024, PEMEX did not have any DFIs designated as hedges for accounting purposes.
All of PEMEX’s DFIs are treated, for accounting purposes, as instruments entered into for trading purposes, therefore any change in their fair value, caused by any act or event, impacts directly in the “Derivative financial instruments income (cost), net” line item in the consolidated statement of comprehensive income.
The following table shows the fair values and notional amounts of PEMEX’s DFIs, including those with an open position and those that have matured but that have not been settled, which were designated as non-hedges for accounting purposes and entered into for trading purposes as of December 31, 2025 and 2024. It should be noted that:
•DFIs’ fair value includes CVA and is calculated based on market quotes obtained from market sources such as Bloomberg, Proveedor Integral de Precios, S.A. de C.V., among others.
•Fair value is calculated internally, either by discounting cash flows with the corresponding zero-coupon yield curve, in the original currency, or through other standard methodologies commonly used in the financial markets for certain specific instruments.

December 31,
2025	2024
DFI	POSITION	Notional Amount	Fair Value	Notional Amount	Fair Value
Interest rate swaps	Petróleos Mexicanos pays fixed in U.S. dollar and receives floating in 3-month U.S. dollar SOFR + spread.	Ps.	—	Ps.	—	Ps.	506,708	Ps.	5,090
Interest rate swaps	Petróleos Mexicanos pays fixed in U.S. dollar and receives floating in 6-month U.S. dollar SOFR + spread.	—	—	1,976,159	41,133
Interest rate swaps	Petróleos Mexicanos pays floating in 6-month U.S. dollar SOFR + spread and receives fixed in U.S. dollar	14,373,360	195,655	18,241,470	(77,608)
Cross-currency swaps	Petróleos Mexicanos pays the 28-day TIIE + spread in pesos and receives fixed in UDI.	28,670,492	9,058,137	31,733,673	5,491,946
Cross-currency swaps	Petróleos Mexicanos pays TIIEF + spread in pesos and receives fixed in U.S. dollar	36,091,100	(839,306)	—	—
Cross-currency swaps	Petróleos Mexicanos pays fixed in U.S. dollar and receives fixed in euro.	50,018,064	5,585	147,904,655	(9,396,306)
Cross-currency swaps	Petróleos Mexicanos pays fixed in U.S. dollar and receives fixed in Pound sterling.	—	—	11,991,942	(708,227)
Currency Options	Petróleos Mexicanos Buy Put, Sell Put and Sell Call on Japanese yen	9,171,948	(2,841,492)	10,314,656	(2,612,530)
Currency Options	Petróleos Mexicanos Buy call, Sell Call and Sell Put on euro	8,844,069	(311,664)	41,446,951	(4,953,719)
Currency Options	Petróleos Mexicanos Sell Call on Pound sterling	—	—	11,415,512	—
Currency Options	Petróleos Mexicanos Sell Call on euro	43,262,535	(223,737)	83,943,191	(142,993)
Currency Options	Petróleos Mexicanos Buy Put and Sell Call on pesos	17,966,700	(444,490)	—	—
Currency Forward	Petróleos Mexicanos pays Pesos and receives U.S. dollar.	16,875,103	(13,717,311)	—	—
Cross-currency swaps (Prepaid Swaps)	Petróleos Mexicanos pays U.S. dollar and Pesos and receives U.S. dollar and Pesos	43,349,310	(54,453,243)	110,393,509	(87,155,413)
Subtotal	Ps.	(63,571,866)	Ps.	(99,508,627)

		December 31,
		2025			2024
DFI	Position	Volume (MMb)	Fair Value		Volume (MMb)	Fair Value
Crude oil Options	PEMEX buys Put and sells Put	0.00	Ps.	—	64.57	Ps.	(259,882)
	Subtotal		Ps.	—		Ps.	(259,882)

	Total		Ps.	(63,571,866)		Ps.	(99,768,509)

		December 31,
		2025			2024
DFI	Market	Volume (MMb)	Fair value		Volume (MMb)	Fair value
Futures	Exchange traded	(0.67)	Ps.	23,052	(0.03)	Ps.	(6,128)
Petroleum Products Swaps	Exchange traded	(1.43)	38,942		(0.89)	(15,006)
Notes: Amounts may not total due to rounding.
The fair value of the Futures and the Petroleum Products Swaps was recognized as “Cash and cash equivalents” in the statement of financial position because PEMEX considered these financial assets to be fully liquid.
The exchange rate for U.S. dollars as of December 31, 2025, and 2024, was Ps. 17.9667 and Ps. 20.2683 per U.S. dollar, respectively. The exchange rate for euros as of December 31, 2025, and 2024, was Ps. 21.0974 and Ps. 20.9868 per euro, respectively.
For the years ended December 31, 2025, 2024 and 2023, PEMEX recognized a net (loss) gain of Ps. 21,587,903, Ps. (27,594,230), and Ps. 672,226 respectively, in the “Derivative financial instruments income (cost), net” line item with respect to DFIs treated as instruments entered into for trading purposes (the gain as of December 31, 2023, includes the gain generated by the embedded derivative and the loss as of December 31, 2024, includes the loss from the cancellation of the embedded derivative).
The following tables present the fair value of PEMEX’s DFIs that are included in the consolidated statement of financial position in Derivative financial instruments (including both DFIs that have not reached maturity and those that have reached maturity but have not been settled), as of December 31, 2025, and 2024:

	Derivatives assets Fair value
	December 31,
	2025		2024
Derivatives not designated as hedging instruments
Currency options	Ps.	162,557	Ps.	—
Cross-currency swaps	14,176,252		9,103,992
Interest rate swaps	195,655		99,966
Total derivatives not designated as hedging instruments	Ps.	14,534,464	Ps.	9,203,958
Total assets	Ps.	14,534,464	Ps.	9,203,958

	Derivatives liabilities Fair value
	December 31,
	2025		2024
Derivatives not designated as hedging instruments
Forwards	Ps.	(13,717,311)	Ps.	—
Crude oil options	—		(259,882)
Currency options	(3,760,202)		(7,566,249)
Cross-currency swaps	(60,628,816)		(101,014,985)
Interest rate swaps	—		(131,351)
Total derivatives not designated as hedging instruments	Ps.	(78,106,329)	Ps.	(108,972,467)
Total liabilities	Ps.	(78,106,329)	Ps.	(108,972,467)
Net total	Ps.	(63,571,865)	Ps.	(99,768,509)
The following table presents the net (loss) gain recognized in income on PEMEX’s DFIs for the years ended December 31, 2025, 2024 and 2023, in the consolidated statement of comprehensive income which is presented in the “Derivative financial instruments income (cost), net” line item:

Derivatives not designated as hedging instruments	Amount of gain (loss) recognized in the Statement of operations on derivatives
	December 31,
	2025		2024		2023
Embedded derivatives	Ps.	—	Ps.	(194,194)	Ps.	194,194
Forwards	(13,728,281)		(408,079)		(325,605)
Futures	(239,159)		(664,381)		(116,638)
Crude oil options	2,288,069		(898,527)		(1,472,311)
Currency options	5,655,419		(5,253,517)		1,121,329
Interest rate options	—		76,882		100,615
Crack spread swaps	123,064		343,202		575,932
Cross-currency swaps	27,301,296		(20,572,489)		600,937
Interest rate swaps	187,495		(23,127)		11,987
DFIs not identified	—		—		(18,214)
Total	Ps.	21,587,903	Ps.	(27,594,230)	Ps.	672,226